Consolidated Balance Sheets - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash	$ 679,442	$ 170,557
Prepaid expenses and other current assets	1,703,447	259,854
Other receivables	7,766	2,262
Advance to related parties	529,948
Total current assets	2,920,603	432,673
Property, plant and equipment, net	2,861,586	2,913,509
Mineral rights	32,086,000	30,100,000
Intangible assets	93,889
Total assets	37,962,078	33,446,182
Current liabilities
Accounts payable	8,163,927	1,847,858
Accrued expenses and other current liabilities	2,384,778	936,289
Advances payable	648,000	648,000
Convertible notes payable	3,468,563	2,472,848
Total current liabilities	15,220,416	8,006,108
Equity-linked share issuance liability	426,000
Warrants liabilities	4,843,800
Royalty obligation	2,700,000	2,700,000
Contingent consideration liability	17,100,000	17,100,000
Asset retirement obligation	17,833,000	13,937,000
Total liabilities	58,123,216	41,743,108
Commitments and contingencies (Note 19)
Stockholders’ deficit
Preferred Shares, $0.0001 par value; 100,000,000 authorized and 0 issued and outstanding at December 31, 2025, and 2024
Additional paid-in capital	16,034,831	3,716,962
Subscription receivable	(2,480,727)
Accumulated deficit	(33,882,229)	(11,972,315)
Accumulated other comprehensive income (loss)	163,519	(42,551)
Total stockholders’ deficit	(20,161,138)	(8,296,926)
Total liabilities and stockholders’ deficit	37,962,078	33,446,182
Class A ordinary Shares
Stockholders’ deficit
Class A Ordinary Shares, $0.0001 par value; 400,000,000 authorized and 34,677,492 and 9,776,421 issued and outstanding at December 31, 2025, and 2024, respectively	3,468	978
Related Party
Current liabilities
Accounts payable- related party, net	$ 555,147	$ 2,101,113